Premises, Equipment And Leases (Summary of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Land	$ 69,916	$ 71,376
Buildings	337,587	341,727
Leasehold Improvements	42,442	44,407
Furniture, fixtures, and equipment	206,033	221,544
Premises and equipment, at cost	655,978	679,054
Less accumulated depreciation and amortization	352,705	357,801
Premises and equipment, net	$ 303,273	$ 321,253